Details of Significant Accounts - Revenue, unsatisfied contracts, additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue
Amount of transaction price allocated to contracts	$ 28,161	$ 26,675
Not later than one year
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	96.00%
2025 to 2027
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	4.00%